Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt [Abstract]
Schedule of Maturities of Debt	Scheduled maturities of debt remaining as of September 30, 2023 for each respective fiscal year end are as follows:
2023	$198,939
2024	2,211,185
Total	$2,410,124
Scheduled maturities of debt remaining as of December 31, 2022 for each respective fiscal year end are as follows:
2023	357,008
Total	$357,008

Schedule of Recognized at Fair Value in the Consolidated Financial Statements	The following table reconciles, for the nine months ended September 30, 2023 and 2022, the beginning and ending balances for financial instruments related to the embedded conversion features that are recognized at fair value in the consolidated financial statements.
	Nine months ended
	September 30, 2023		September 30, 2022
Balance of embedded derivative at the beginning of the period	$		$211,345
Change in fair value of conversion features			(211,345)
Balance of embedded derivatives at the end of the period		$-	$-
The following table reconciles, for the year ended December 31, 2022 and 2021, the beginning and ending balances for financial instruments related to the embedded conversion features that are recognized at fair value in the consolidated financial statements.
	Year Ended
	December 31, 2022	December 31, 2021
Balance of embedded derivative at the beginning of the period	$211,345	$3,083,255
Change in fair value of conversion features	(211,345)	(2,871,910)
Balance of embedded derivatives at the end of the period	$-	$211,345